Chapman and Cutler llp	111 West Monroe Street
Chicago, Illinois 60603

April 8, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          First Trust Exchange-Traded Fund VIII
                (Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the “Act”), the Registrant’s Post-Effective Amendment No. 118 to its registration statement (the “Amendment”).

The Amendment is being filed to replace Post-Effective Amendment No. 115, which was filed with the Securities and Exchange Commission (“SEC”) on April 6, 2020, and to submit the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 114 to the Registrant’s Registration Statement, as filed with the SEC on April 6, 2020. The exhibits were inadvertently unattached from Post-Effective Amendment No. 115. This Amendment relates to the First Trust TCW Securitized Plus ETF, a series of the Registrant.

We have reviewed the Amendment, and we represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures